COMPANY'S OPERATIONS - Effects arising from COVID 19 (Details) - Covid 19 R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 BRL (R$) item state m³	Jun. 30, 2020	Dec. 31, 2020 BRL (R$)
COMPANY'S OPERATIONS
Number of respirators acquired for donation	159
Number of hospital masks acquired for donation	1,000,000
Disbursement for delivery of respirator | R$			R$ 9,584
Days for maintenance of 100% payroll		90 days
Donations, Imperatriz Temporary Hospital | R$	R$ 2,798
Period for which production was temporarily stopped		30 days
State of Amazonas
COMPANY'S OPERATIONS
Number of cubic meters of oxygen provided | m³	280,000
State of Maranhao
COMPANY'S OPERATIONS
Number of cubic meters of oxygen provided | m³	65,696
State of Espirito Santo
COMPANY'S OPERATIONS
Number of cubic meters of oxygen provided | m³	1,300
Rural and Territorial Development Program
COMPANY'S OPERATIONS
Number of communities supported	38
Number of states supported | state	5
Social Program
COMPANY'S OPERATIONS
Number of states supported | state	5
Number of masks to be provided	125,000
Disbursement for social actions | R$	R$ 23,696